UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective at the close of business on June 3, 2016, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, Michael C. Buchanan, Paul Shuttleworth, Timothy J. Settel, Walter E. Kilcullen and Ian R. Edmonds. These investment professionals, all of whom are employed by Western Asset Management Company, work together with a broader investment management team. For additional information, please see the prospectus supplement dated June 3, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	Western Asset Global High Yield Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Turning to the global economy, in its July 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said, “The outcome of the UK [Brexit] vote, which surprised global financial markets, implies the materialization of an important downside risk for the world economy. As a result, the global outlook for 2016-17 has worsened, despite the better-than-expected performance in early 2016.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.6%, versus 1.7% in 2015. Japan’s economy is expected to expand 0.3% in 2016, down from 0.5% in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

Western Asset Global High Yield Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion-a-month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England (“BoE”)v kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. However, in the aftermath of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”), BoE’s Governor Carney said that further interest rate cuts would be needed. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of China kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed

IV	Western Asset Global High Yield Bond Fund

monetary policy, Brexit and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended June 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, gained 9.06% for the six months ended June 30, 2016. The high-yield market was weak during the first month of the reporting period, due to falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply over the last four months of the reporting period. This turnaround occurred as oil prices rebounded and the Fed reduced its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 10.90% during the six months ended June 30, 2016. The asset class declined during the first month of the reporting period given concerns over economic growth in China, falling commodity prices and expectations for future Fed rate hikes. While there were periods of weakness, the asset class rallied sharply over the last five months of the reporting period as a whole. This turnaround was driven by rising oil prices, accommodative global monetary policy and solid investor demand.

Performance review

For the six months ended June 30, 2016, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned 8.28%. The Fund’s unmanaged benchmark, the Barclays Global High Yield Index (Hedged)ix, returned 8.77% for the same period. The Lipper High Yield Funds Category Average1 returned 6.53% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	8.28%
Class C	7.73%
Class C1[2]	7.79%
Class I	8.24%
Class IS	8.30%
Barclays Global High Yield Index (Hedged)	8.77%
Lipper High Yield Funds Category Average[1]	6.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 702 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Global High Yield Bond Fund	V

Investment commentary (cont’d)

All share class returns assume the reinvestment of all distributions, including returns and capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class A, Class C, Class C1, Class I and Class IS shares were 6.08%, 5.68%, 5.89%, 6.62% and 6.73%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.13%, 1.82%, 1.61%, 0.89% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield (“junk”) bonds and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield bonds include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to special risks including currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Western Asset Global High Yield Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The Bank of England (“BoE”), formally the Governor and Company of the Bank of England, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix

The Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan- European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Western Asset Global High Yield Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.28%	$1,000.00	$1,082.80	1.17%	$6.06	Class A	5.00%	$1,000.00	$1,019.05	1.17%	$5.87
Class C	7.73	1,000.00	1,077.30	1.86	9.61	Class C	5.00	1,000.00	1,015.61	1.86	9.32
Class C1	7.79	1,000.00	1,077.90	1.64	8.47	Class C1	5.00	1,000.00	1,016.71	1.64	8.22
Class I	8.24	1,000.00	1,082.40	0.90	4.66	Class I	5.00	1,000.00	1,020.39	0.90	4.52
Class IS	8.30	1,000.00	1,083.00	0.79	4.09	Class IS	5.00	1,000.00	1,020.93	0.79	3.97

2	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA GHY	— Western Asset Global High Yield Bond Fund

4	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA GHY	— Western Asset Global High Yield Bond Fund

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 78.7%
Consumer Discretionary — 16.1%
Auto Components — 0.3%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	920,000		$936,100	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000		203,374	(a)
Total Auto Components					1,139,474
Diversified Consumer Services — 1.2%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,020,000		1,040,400	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	142,066	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	380,000	GBP	542,581
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,310,000		1,391,875	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	700,000		729,750
Total Diversified Consumer Services					3,846,672
Hotels, Restaurants & Leisure — 4.1%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	1,320,000		1,372,391	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,394,448		1,394,448	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,071,675
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	850,000		823,437	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	900,000		929,250
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	430,000		435,375	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,300,000		1,366,625	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,076,720	(b)(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	660,000		656,386	(a)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	380,000		381,186	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	540,000		548,100	(a)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	760,000	GBP	956,573	(b)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	140,000	GBP	176,211	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	1,630,000	EUR	1,682,270	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	30,000		25,725	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,070,000		813,200	(a)
Total Hotels, Restaurants & Leisure					13,709,572
Household Durables — 2.0%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	600,000		583,500
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,270,000		1,290,637	(a)(c)
PulteGroup Inc., Senior Notes	5.500%	3/1/26	720,000		741,600
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,449,000		1,449,000	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,150,000		1,187,375

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Household Durables — continued
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	160,000		$159,200
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,380,000		1,283,400	(a)
Total Household Durables					6,694,712
Leisure Products — 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,050,000		588,000	(a)
Media — 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	810,000		836,325	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,880,000		3,154,380	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	640,000		766,902	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,370,000		1,279,238
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		609,175	(a)
Entertainment One Ltd., Senior Secured Bonds	6.875%	12/15/22	450,000	GBP	605,053	(a)
Gray Television Inc., Senior Notes	5.875%	7/15/26	330,000		331,650	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,626,100		589,461	(c)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	1,240,000		1,236,900	(a)
MediaNews Group Inc.	12.000%	12/31/18	428,000		428,000	(e)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,980,220		1,232,687	(a)(c)
Numericable-SFR SA, Senior Secured Bonds	6.250%	5/15/24	1,550,000		1,488,000	(a)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	1,750,000		1,732,500	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	1,660,000		1,345,709
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	690,000	GBP	941,526	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,317,937	(a)
Total Media					17,895,443
Multiline Retail — 0.9%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,970,000		2,102,975	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	830,000		680,600	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	370,000		283,050	(a)(c)
Total Multiline Retail					3,066,625
Specialty Retail — 1.5%
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	420,000	GBP	535,362	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	980,000		973,875	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	700,000		693,000	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	1,640,000		1,148,000	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	220,000		$190,300	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	850,000		864,875
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	650,000		684,125
Total Specialty Retail					5,089,537
Textiles, Apparel & Luxury Goods — 0.6%
BiSoho SAS, Senior Secured Bonds	5.875%	5/1/23	230,000	EUR	263,531	(a)
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		181,350	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	650,000		655,590	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,040,000		1,050,400
Total Textiles, Apparel & Luxury Goods					2,150,871
Total Consumer Discretionary					54,180,906
Consumer Staples — 5.3%
Beverages — 1.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,110,000		1,062,825	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	440,000		459,800
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,300,000		1,374,750
Constellation Brands Inc., Senior Notes	4.750%	12/1/25	380,000		402,325
DS Services of America Inc., Secured Notes	10.000%	9/1/21	870,000		980,925	(a)
Total Beverages					4,280,625
Food & Staples Retailing — 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,280,000		1,163,200	(a)
Food Products — 2.0%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	1,290,000	GBP	1,509,088	(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	500,000		500,000	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	1,540,000		1,575,420	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,070,000		1,072,675	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	1,080,000	AUD	843,561	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,280,000		1,168,000	(a)
Total Food Products					6,668,744
Household Products — 1.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	550,000		574,750
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,240,000		1,297,350
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,920,000		1,999,200	(a)
Total Household Products					3,871,300
Tobacco — 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,970,000		1,669,575
Total Consumer Staples					17,653,444

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 14.4%
Energy Equipment & Services — 0.7%
CGG, Senior Notes	6.500%	6/1/21	870,000	$387,150
CGG, Senior Notes	6.875%	1/15/22	1,120,000	492,800
Ensco PLC, Senior Notes	4.700%	3/15/21	110,000	91,539
Ensco PLC, Senior Notes	5.750%	10/1/44	700,000	420,875
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	200,000	151,000	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	890,000	625,310
Weatherford International Ltd., Senior Notes	7.750%	6/15/21	140,000	136,850
Total Energy Equipment & Services				2,305,524
Oil, Gas & Consumable Fuels — 13.7%
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,600,000	560,000	*(g)
California Resources Corp., Senior Notes	5.500%	9/15/21	690,000	351,900
California Resources Corp., Senior Notes	6.000%	11/15/24	20,000	9,850
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	810,000	913,275	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	190,000	133,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	460,000	312,800
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,110,000	710,400
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	210,000	135,450
Continental Resources Inc., Senior Notes	5.000%	9/15/22	540,000	530,550
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,260,000	1,045,800
Ecopetrol SA, Senior Notes	5.375%	6/26/26	880,000	858,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,748,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	280,000	284,200
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	850,000	824,500
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,570,000	1,723,075	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	600,000	564,000
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,900,000	1,590,062	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	1,880,000	1,907,681	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000	0	(d)(e)(h)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	420,000	312,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,560,000	1,209,000	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,060,000	746,750	*(d)(i)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,220,000	347,700	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	250,000	243,750	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	630,000	$576,450
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/17	1,000,000	880,000	(d)(e)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	840,000	159,600	*(b)(d)(g)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	2,081,000	1,933,249
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	1,300,000	1,222,000
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,750,000	2,240,425
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	4,370,000	3,570,727
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	4,600,000	1,638,290	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,710,000	1,771,560
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	500,000	508,750
QEP Resources Inc., Senior Notes	5.250%	5/1/23	950,000	878,750
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	110,000	103,675
Rice Energy Inc., Senior Notes	6.250%	5/1/22	230,000	229,425
Rice Energy Inc., Senior Notes	7.250%	5/1/23	90,000	91,800
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000	544,050	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	170,000	168,300	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	520,000	497,900	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	2,230,000	1,901,075
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,090,000	806,600	(a)
SM Energy Co., Senior Notes	5.000%	1/15/24	750,000	645,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	740,000	714,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	500,000	432,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000	541,028
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	110,000	114,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	320,000	336,800
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	320,000	290,400
Williams Cos. Inc., Debentures	7.500%	1/15/31	790,000	797,900
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	382,700
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	430,000	397,105
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	490,000	420,175
WPX Energy Inc., Senior Notes	6.000%	1/15/22	110,000	102,850
WPX Energy Inc., Senior Notes	8.250%	8/1/23	580,000	584,350
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,520,000	1,626,400	(a)

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	2,000,000		$2,120,500	(a)
Total Oil, Gas & Consumable Fuels					46,291,477
Total Energy					48,597,001
Financials — 10.4%
Banks — 4.7%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,630,000		1,737,987	(f)(j)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,590,000		1,714,219
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	720,000		705,780	(a)(f)(j)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,070,000		1,091,400
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000		464,600
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000		149,422	(f)(j)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,420,000		1,389,825	(f)(j)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	780,000		778,669	(a)(f)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	600,000		567,750	(f)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	870,000		830,850	(f)(j)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	770,000		750,827	(f)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,680,000		1,712,199
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000		571,846
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	640,000	GBP	795,548	(b)(f)(j)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,510,000		2,477,244	(b)(f)
Total Banks					15,738,166
Capital Markets — 0.1%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	440,000		439,847
Consumer Finance — 0.6%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	660,000		676,091
Navient Corp., Senior Notes	5.875%	10/25/24	720,000		619,200
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000		732,550	(a)
Total Consumer Finance					2,027,841
Diversified Financial Services — 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,050,000		1,079,222
Boats Investments Netherlands BV, Secured Notes	11.000%	3/31/17	3,053,333	EUR	717,972	(b)(c)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	994,017	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	360,000		386,550
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	900,000		1,099,125
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	290,000		315,013

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	908,000	GBP	$1,135,867	(b)(f)(j)
Total Diversified Financial Services					5,727,766
Insurance — 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	600,000		603,000	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	458,948	(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		621,150
Total Insurance					1,683,098
Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	500,000		510,000	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	760,000		769,500
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	930,000		975,338	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	950,000		1,000,209	(b)
Total Real Estate Investment Trusts (REITs)					3,255,047
Real Estate Management & Development — 1.6%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	2,180,000		2,196,350
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	770,000		819,660	(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,070,000		1,107,450	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	544,274	GBP	662,259	(b)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	730,000		773,368	(b)
Total Real Estate Management & Development					5,559,087
Thrifts & Mortgage Finance — 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	640,000		620,800	(a)
Total Financials					35,051,652
Health Care — 4.8%
Biotechnology — 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		594,000	(a)
Health Care Equipment & Supplies — 0.8%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	850,000		739,500	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	750,000		749,062	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	770,000		704,550
Kinetic Concepts Inc./KCI USA Inc., Senior Secured Notes	7.875%	2/15/21	680,000		724,622	(a)
Total Health Care Equipment & Supplies					2,917,734
Health Care Providers & Services — 3.2%
BioScrip Inc., Senior Notes	8.875%	2/15/21	450,000		418,500
Centene Corp., Senior Notes	5.625%	2/15/21	470,000		491,150	(a)
Centene Corp., Senior Notes	4.750%	5/15/22	540,000		553,500

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	6.125%	2/15/24	190,000		$202,469	(a)
Ephios Bondco PLC, Senior Secured Notes	6.250%	7/1/22	220,000	EUR	258,794	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	1,630,000		1,691,125	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	250,000		256,875
HCA Inc., Senior Notes	5.875%	2/15/26	1,110,000		1,154,400
HCA Inc., Senior Secured Notes	5.250%	4/15/25	630,000		659,925
HCA Inc., Senior Secured Notes	5.250%	6/15/26	430,000		447,469
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	800,000		772,500
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	330,000		347,325	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	480,000	EUR	544,798	(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	350,000		360,430
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	570,000		547,913
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	850,000	EUR	967,058	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,130,000		1,043,837
Total Health Care Providers & Services					10,718,068
Pharmaceuticals — 0.6%
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	370,000		353,350	(a)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	330,000		308,962	(a)
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	140,000		125,597	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,080,000		872,775	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	370,000		300,625	(a)
Total Pharmaceuticals					1,961,309
Total Health Care					16,191,111
Industrials — 8.2%
Aerospace & Defense — 0.9%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,190,000		1,861,500	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,170,000		1,184,625
Total Aerospace & Defense					3,046,125
Air Freight & Logistics — 0.3%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	930,000		891,637	(a)
Airlines — 0.4%
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	628,982		673,797
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	522,212		538,531	(a)
Total Airlines					1,212,328
Building Products — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,140,000		1,028,850	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Building Products — continued
Standard Industries Inc., Senior Notes	5.125%	2/15/21	240,000		$247,800	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	350,000		359,625	(a)
Total Building Products					1,636,275
Commercial Services & Supplies — 1.5%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	420,000		341,250	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	650,000		695,500	(a)
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	224,669	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	198,157	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000		2,025,000
West Corp., Senior Notes	5.375%	7/15/22	1,820,000		1,699,425	(a)
Total Commercial Services & Supplies					5,184,001
Construction & Engineering — 0.6%
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	1,000,000	EUR	179,779	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,111,791		900,551	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	620,000		604,500	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,000,000		485,000	(a)
Total Construction & Engineering					2,169,830
Electrical Equipment — 0.8%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		814,875	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	690,000		658,950	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	870,000		880,875
WESCO Distribution Inc., Senior Notes	5.375%	6/15/24	300,000		300,750	(a)
Total Electrical Equipment					2,655,450
Engineering & Construction — 0.2%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	527,880	(a)
Machinery — 0.7%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	850,000		752,250	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,620,000		1,705,050	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	110,000		85,250	(a)
Total Machinery					2,542,550
Marine — 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,730,000		1,366,700	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,250,000		256,250	*(d)(g)
Total Marine					1,622,950

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Road & Rail — 0.6%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,260,000	$1,228,500	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	530,000	530,000	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	560,000	362,600
Total Road & Rail				2,121,100
Trading Companies & Distributors — 1.0%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000	1,171,600	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,530,000	1,591,200
HD Supply Inc., Senior Notes	5.750%	4/15/24	480,000	500,400	(a)
Total Trading Companies & Distributors				3,263,200
Transportation — 0.2%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,550,000	790,500	(a)(c)
Total Industrials				27,663,826
Information Technology — 1.6%
Electronic Equipment, Instruments & Components — 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	650,000	626,698
Internet Software & Services — 0.4%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	800,000	860,000
Match Group Inc., Senior Notes	6.375%	6/1/24	460,000	479,550	(a)
Total Internet Software & Services				1,339,550
IT Services — 0.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	300,000	127,500	(a)(d)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,700,000	1,710,625	(a)
Total IT Services				1,838,125
Technology Hardware, Storage & Peripherals — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	500,000	510,331	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	490,000	512,383	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	330,000	261,319
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	520,000	377,650
Total Technology Hardware, Storage & Peripherals				1,661,683
Total Information Technology				5,466,056
Materials — 7.9%
Chemicals — 0.9%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,940,000	1,848,044	(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	370,000	371,850	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	559,812	$489,836	(a)(c)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	330,000	344,850	(a)
Total Chemicals				3,054,580
Construction Materials — 1.3%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	590,000	612,125	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	1,550,000	1,472,500	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,100,000	822,250	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000	573,750	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	280,000	208,600	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	840,000	842,100	(a)
Total Construction Materials				4,531,325
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	400,000	404,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	670,000	668,325	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	560,000	574,350	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	760,000	731,500	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	390,000	380,737	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000	1,297,650
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	7.000%	7/15/24	320,000	330,040	(a)
Total Containers & Packaging				4,387,102
Metals & Mining — 4.4%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	980,000	949,375	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	440,000	419,100	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	460,000	430,100	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	820,000	787,200	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	1,030,000	1,030,000
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	560,000	578,200
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	260,000	232,700	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,090,000	1,054,575
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	340,000	300,900
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	360,000	316,800
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	500,000	403,750
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,220,000	103,700	*(a)(d)(g)

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,918	$0	(a)(c)(d)(e)(h)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	5.550%	10/28/20	1,580,000	1,679,568	(b)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	6.625%	10/14/22	1,530,000	1,700,583	(b)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	440,000	415,800
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	830,000	856,975	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	710,000	738,400	(a)
Vale SA, Senior Notes	5.625%	9/11/42	3,330,000	2,730,600
Total Metals & Mining				14,728,326
Total Materials				26,701,333
Telecommunication Services — 8.4%
Diversified Telecommunication Services — 4.1%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	480,000	473,400
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,540,000	1,551,550	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	700,000	588,000	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,060,000	1,101,075
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	450,000	288,000
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000	757,550
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,010,000	999,900	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	510,000	501,075	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,850,000	463,125	*(b)(g)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,570,000	255,125	*(a)(g)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	120,000	120,750
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,510,000	2,513,138	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	350,000	88,375	*(b)(g)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	2,060,000	2,049,700	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	200,000	197,000
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,510,000	1,366,550
Windstream Services LLC, Senior Notes	7.500%	4/1/23	580,000	520,550
Total Diversified Telecommunication Services				13,834,863
Wireless Telecommunication Services — 4.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,390,000	1,370,012	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	2,200,000	2,315,500	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,280,000	1,011,200
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	410,000	352,600
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,810,000	1,619,950
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	2,155,000	2,139,915

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
Sprint Corp., Senior Notes	7.875%	9/15/23	1,110,000		$912,975
Sprint Corp., Senior Notes	7.625%	2/15/25	980,000		780,325
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	310,000		322,012
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	740,000		767,750
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,590,000		2,829,575	(a)
Total Wireless Telecommunication Services					14,421,814
Total Telecommunication Services					28,256,677
Utilities — 1.6%
Electric Utilities — 0.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,397,000		1,342,866
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,300,000	EUR	1,500,382	(a)
Total Electric Utilities					2,843,248
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., Senior Notes	4.875%	5/15/23	1,030,000		1,022,275
Calpine Corp., Senior Notes	5.250%	6/1/26	640,000		640,000	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294		921,926
Total Independent Power and Renewable Electricity Producers					2,584,201
Total Utilities					5,427,449
Total Corporate Bonds & Notes (Cost — $280,890,977)					265,189,455
Collateralized Mortgage Obligations — 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000		472,427	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	700,000		453,964	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000		405,504	(a)
Total Collateralized Mortgage Obligations (Cost — $1,578,704)					1,331,895
Convertible Bonds & Notes — 0.2%
Materials — 0.2%
Chemicals — 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	440,000		367,400
Metals & Mining — 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	635,696		222,494	(c)(d)
Total Convertible Bonds & Notes (Cost — $1,042,189)					589,894
Senior Loans — 1.8%
Consumer Discretionary — 0.7%
Hotels, Restaurants & Leisure — 0.4%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,160,000		1,160,966	(k)(l)

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	890,000	$734,250	(k)(l)
Textiles, Apparel & Luxury Goods — 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	711,000	465,705	(k)(l)
Total Consumer Discretionary				2,360,921
Energy — 0.3%
Energy Equipment & Services — 0.2%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	1,260,180	771,252	(d)(k)(l)
Oil, Gas & Consumable Fuels — 0.1%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	180,000	179,100	(d)(k)(l)
Total Energy				950,352
Health Care — 0.5%
Health Care Equipment & Supplies — 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	821,700	737,476	(k)(l)
Health Care Providers & Services — 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,000,000	972,500	(k)(l)
Total Health Care				1,709,976
Utilities — 0.3%
Electric Utilities — 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	289,273	270,470	(k)(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	987,500	883,813	(k)(l)
Total Utilities				1,154,283
Total Senior Loans (Cost — $6,679,626)				6,175,532
Sovereign Bonds — 7.7%
Argentina — 3.5%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	1,240,000	1,295,800	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,310,000	2,546,775	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	1,990,000	2,127,310	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,800,000	1,950,300	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,635,831	2,952,131
Republic of Argentina, Senior Notes	7.625%	4/22/46	980,000	1,060,850	(a)
Total Argentina				11,933,166
Brazil — 0.4%
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,500,000	1,475,625
Costa Rica — 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	710,000	709,113	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Dominican Republic — 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,640,000		$1,705,600	(a)
Ecuador — 0.5%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,660,000		1,651,700	(a)
Ghana — 0.3%
Republic of Ghana, Bonds	10.750%	10/14/30	820,000		868,946	(a)
Ivory Coast — 0.3%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	900,000		840,114	(b)
Mexico — 1.0%
United Mexican States, Senior Bonds	6.500%	6/9/22	57,400,000	MXN	3,286,247
Russia — 0.5%
Russian Federal Bond, Bonds	8.150%	2/3/27	110,000,000	RUB	1,728,366
Sri Lanka — 0.2%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	490,000		494,667	(b)
Venezuela — 0.3%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,000,000		422,500	(b)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,451,000		656,577	(b)
Total Venezuela					1,079,077
Total Sovereign Bonds (Cost — $25,115,165)					25,772,621
U.S. Government & Agency Obligations — 5.0%
U.S. Government Obligations — 5.0%
U.S. Treasury Notes	1.375%	9/30/20	13,780,000		14,032,188
U.S. Treasury Notes	1.625%	5/15/26	2,770,000		2,803,977
Total U.S. Government & Agency Obligations (Cost — $16,540,715)					16,836,165

			Shares
Common Stocks — 2.6%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.2%
Bossier Casino Venture Holdco Inc.			90,995		853,533	*(d)(e)
Media — 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		221,567	*(d)
Total Consumer Discretionary					1,075,100
Energy — 1.3%
Energy Equipment & Services — 0.9%
Hercules Offshore Inc.			24,992		34,739	*
KCAD Holdings I Ltd.			395,216,044		2,885,077	*(d)(e)
Total Energy Equipment & Services					2,919,816

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security			Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
Magnum Hunter Resources Corp.			103,147	$1,405,378	*(d)
Total Energy				4,325,194
Financials — 0.7%
Banks — 0.7%
Citigroup Inc.			40,073	1,698,694
JPMorgan Chase & Co.			13,091	813,475
Total Financials				2,512,169
Health Care — 0.1%
Health Care Providers & Services — 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)			17,200	206,572	*(d)(e)
Industrials — 0.2%
Marine — 0.2%
DeepOcean Group Holding AS			111,638	605,190	*(d)(e)
Road & Rail — 0.0%
Jack Cooper Enterprises Inc.			4,561	0	*(a)(d)(e)(h)
Total Industrials				605,190
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.			512,776	0	*(d)(e)(h)
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
Axtel SAB de CV, ADR			22,862	53,954	*(a)
World Access Inc.			10,212	8	*(d)
Total Telecommunication Services				53,962
Total Common Stocks (Cost — $12,422,127)				8,778,187

	Rate
Convertible Preferred Stocks — 0.2%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Allergan PLC (Cost — $765,405)	5.500%		910	758,594
Preferred Stocks — 0.5%
Financials — 0.5%
Diversified Financial Services — 0.5%
Citigroup Capital XIII (Cost — $1,484,967)	7.008%		56,875	1,482,731	(f)

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost — $212,095)		1/17/17	9,911,000	45,155

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Security		Expiration Date	Warrants	Value
Warrants — 0.0%
Pacific Exploration and Production Corp. (Cost — $80,000)		8/31/16	25,000	$80,000	*(d)(e)
Total Investments before Short-Term Investments (Cost — $346,811,970)				327,040,229

	Rate		Shares
Short-Term Investments — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $1,049,339)	0.238%		1,049,339	1,049,339
Total Investments — 97.4% (Cost — $347,861,309#)				328,089,568
Other Assets in Excess of Liabilities — 2.6%				8,792,134
Total Net Assets — 100.0%				$336,881,702

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of June 30, 2016.

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of June 30, 2016.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

Summary of Investments by Country**
United States	57.3%
United Kingdom	8.6
Brazil	6.1
Argentina	4.8
Russia	3.4
Luxembourg	2.8
Canada	2.3
Netherlands	2.2
Mexico	2.2
France	2.1
Colombia	0.9
Germany	0.9
Venezuela	0.8
Italy	0.8
Dominican Republic	0.5
Hong Kong	0.5
Ecuador	0.5
Ireland	0.5
China	0.5
Ghana	0.3
Ivory Coast	0.3
United Arab Emirates	0.2
Costa Rica	0.2
Norway	0.2
Jamaica	0.2
Australia	0.2
Sri Lanka	0.1
Switzerland	0.1
Cayman Islands	0.1

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Global High Yield Bond Fund

Summary of Investments by Country** (cont’d)
Bahamas	0.1%
Spain	0.0	‡
Bermuda	0.0	‡
Short-Term Investments	0.3
	100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2016 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $347,861,309)	$328,089,568
Foreign currency, at value (Cost — $349,930)	308,612
Cash	232,540
Interest receivable	5,780,728
Receivable for securities sold	5,602,002
Unrealized appreciation on forward foreign currency contracts	1,641,948
Receivable for Fund shares sold	255,850
Deposits with brokers for open futures contracts	25
Prepaid expenses	60,432
Total Assets	341,971,705

Liabilities:
Payable for securities purchased	3,165,419
Payable for Fund shares repurchased	1,372,425
Investment management fee payable	192,991
Distributions payable	92,943
Service and/or distribution fees payable	63,671
Unrealized depreciation on forward foreign currency contracts	46,789
Trustees’ fees payable	936
Accrued expenses	154,829
Total Liabilities	5,090,003
Total Net Assets	$336,881,702

Net Assets:
Par value (Note 7)	$550
Paid-in capital in excess of par value	533,297,229
Undistributed net investment income	700,690
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(178,877,429)
Net unrealized depreciation on investments and foreign currencies	(18,239,338)
Total Net Assets	$336,881,702

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	25

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2016

Net Assets:
Class A	$156,514,494
Class C	$6,407,814
Class C1	$42,870,145
Class I	$35,754,525
Class IS	$95,334,724

Shares Outstanding:
Class A	25,595,242
Class C	1,046,432
Class C1	6,934,143
Class I	5,850,209
Class IS	15,604,903

Net Asset Value:
Class A (and redemption price)	$6.11
Class C*	$6.12
Class C1*	$6.18
Class I (and redemption price)	$6.11
Class IS (and redemption price)	$6.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.38

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$13,161,977
Dividends	156,793
Total Investment Income	13,318,770

Expenses:
Investment management fee (Note 2)	1,132,865
Service and/or distribution fees (Notes 2 and 5)	383,225
Transfer agent fees (Note 5)	147,089
Registration fees	43,649
Audit and tax fees	22,335
Shareholder reports	18,880
Legal fees	17,958
Fund accounting fees	16,985
Custody fees	5,347
Insurance	3,180
Trustees’ fees	2,935
Commitment fees (Note 8)	1,918
Miscellaneous expenses	7,148
Total Expenses	1,803,514
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,630)
Net Expenses	1,800,884
Net Investment Income	11,517,886

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(23,171,194)
Futures contracts	719,929
Swap contracts	(360,703)
Foreign currency transactions	123,956
Net Realized Loss	(22,688,012)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	36,379,045
Futures contracts	(147,663)
Swap contracts	(31,741)
Foreign currencies	372,171
Change in Net Unrealized Appreciation (Depreciation)	36,571,812
Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	13,883,800
Increase in Net Assets From Operations	$25,401,686

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$11,517,886	$25,309,480
Net realized loss	(22,688,012)	(22,249,690)
Change in net unrealized appreciation (depreciation)	36,571,812	(25,199,193)
Increase (Decrease) in Net Assets From Operations	25,401,686	(22,139,403)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(11,399,661)	(25,897,588)
Decrease in Net Assets From Distributions to Shareholders	(11,399,661)	(25,897,588)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	31,430,717	74,253,754
Reinvestment of distributions	10,793,715	24,716,204
Cost of shares repurchased	(53,419,560)	(129,851,556)
Decrease in Net Assets From Fund Share Transactions	(11,195,128)	(30,881,598)
Increase (Decrease) in Net Assets	2,806,897	(78,918,589)

Net Assets:
Beginning of period	334,074,805	412,993,394
End of period*	$336,881,702	$334,074,805
*Includes undistributed net investment income of:	$700,690	$582,465

See Notes to Financial Statements.

28	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.85	$6.67	$7.28	$7.33	$6.65	$7.18

Income (loss) from operations:
Net investment income	0.21	0.42	0.46	0.49	0.51	0.53
Net realized and unrealized gain (loss)	0.25	(0.81)	(0.60)	(0.04)	0.70	(0.50)
Total income (loss) from operations	0.46	(0.39)	(0.14)	0.45	1.21	0.03

Less distributions from:
Net investment income	(0.20)	(0.43)	(0.47)	(0.50)	(0.53)	(0.56)
Total distributions	(0.20)	(0.43)	(0.47)	(0.50)	(0.53)	(0.56)

Net asset value, end of period	$6.11	$5.85	$6.67	$7.28	$7.33	$6.65
Total return[3]	8.28%	(6.29)%	(2.07)%	6.16%	18.88%	0.25%

Net assets, end of period (000s)	$156,514	$151,371	$190,870	$356,678	$370,419	$304,390

Ratios to average net assets:
Gross expenses	1.17%[4]	1.13%	1.14%	1.13%	1.09%	1.31%
Net expenses	1.17 [4]	1.13	1.14	1.13	1.09	1.31
Net investment income	7.07 [4]	6.45	6.33	6.66	7.30	7.46

Portfolio turnover rate	48%	71%	62%	81%	76%	90%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$5.86	$6.67	$7.28	$7.34	$7.02

Income (loss) from operations:
Net investment income	0.19	0.37	0.40	0.43	0.19
Net realized and unrealized gain (loss)	0.25	(0.80)	(0.59)	(0.05)	0.33
Total income (loss) from operations	0.44	(0.43)	(0.19)	0.38	0.52

Less distributions from:
Net investment income	(0.18)	(0.38)	(0.42)	(0.44)	(0.20)
Total distributions	(0.18)	(0.38)	(0.42)	(0.44)	(0.20)

Net asset value, end of period	$6.12	$5.86	$6.67	$7.28	$7.34
Total return[4]	7.73%	(6.77)%	(2.94)%	5.33%	7.46%

Net assets, end of period (000s)	$6,408	$6,583	$10,243	$8,424	$2,391

Ratios to average net assets:
Gross expenses	1.86%[5]	1.82%	1.90%	1.93%	1.77%[5]
Net expenses[6]	1.86 [5]	1.82	1.90	1.92 [7]	1.77 [5]
Net investment income	6.37 [5]	5.76	5.59	5.83	6.32 [5]

Portfolio turnover rate	48%	71%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2016[3]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.92	$6.74	$7.36	$7.41	$6.72	$7.25

Income (loss) from operations:
Net investment income	0.19	0.39	0.43	0.46	0.48	0.50
Net realized and unrealized gain (loss)	0.26	(0.81)	(0.61)	(0.04)	0.71	(0.49)
Total income (loss) from operations	0.45	(0.42)	(0.18)	0.42	1.19	0.01

Less distributions from:
Net investment income	(0.19)	(0.40)	(0.44)	(0.47)	(0.50)	(0.54)
Total distributions	(0.19)	(0.40)	(0.44)	(0.47)	(0.50)	(0.54)

Net asset value, end of period	$6.18	$5.92	$6.74	$7.36	$7.41	$6.72
Total return[4]	7.79%	(6.60)%	(2.58)%	5.67%	18.26%	(0.06)%

Net assets, end of period (000s)	$42,870	$44,474	$59,395	$73,403	$91,626	$88,633

Ratios to average net assets:
Gross expenses	1.64%[5]	1.61%	1.61%	1.61%	1.66%	1.71%
Net expenses	1.64 [5]	1.61	1.61	1.61	1.66	1.71
Net investment income	6.59 [5]	5.97	5.87	6.19	6.75	7.07

Portfolio turnover rate	48%	71%	62%	81%	76%	90%

[1]	Per share amounts have been calculated using the average shares method.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]	For the six months ended June 30, 2016 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.85	$6.66	$7.27	$7.33	$6.64	$7.17

Income (loss) from operations:
Net investment income	0.21	0.43	0.48	0.51	0.53	0.56
Net realized and unrealized gain (loss)	0.26	(0.80)	(0.60)	(0.05)	0.71	(0.50)
Total income (loss) from operations	0.47	(0.37)	(0.12)	0.46	1.24	0.06

Less distributions from:
Net investment income	(0.21)	(0.44)	(0.49)	(0.52)	(0.55)	(0.59)
Total distributions	(0.21)	(0.44)	(0.49)	(0.52)	(0.55)	(0.59)

Net asset value, end of period	$6.11	$5.85	$6.66	$7.27	$7.33	$6.64
Total return[3]	8.24%	(5.92)%	(1.93)%	6.43%	19.35%	0.68%

Net assets, end of period (000s)	$35,755	$37,193	$52,168	$53,092	$51,662	$100,384

Ratios to average net assets:
Gross expenses	0.92%[4]	0.89%	0.85%	0.89%	0.85%	0.88%
Net expenses[5]	0.90 [4,6]	0.89	0.85	0.88 [6]	0.85	0.88
Net investment income	7.32 [4]	6.69	6.63	6.91	7.58	7.90

Portfolio turnover rate	48%	71%	62%	81%	76%	90%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to August 1, 2012, the expense limitation did not exceed 1.10%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$5.85	$6.66	$7.27	$7.33	$7.08

Income (loss) from operations:
Net investment income	0.22	0.44	0.48	0.51	0.17
Net realized and unrealized gain (loss)	0.25	(0.80)	(0.59)	(0.05)	0.26
Total income (loss) from operations	0.47	(0.36)	(0.11)	0.46	0.43

Less distributions from:
Net investment income	(0.21)	(0.45)	(0.50)	(0.52)	(0.18)
Total distributions	(0.21)	(0.45)	(0.50)	(0.52)	(0.18)

Net asset value, end of period	$6.11	$5.85	$6.66	$7.27	$7.33
Total return[4]	8.30%	(5.81)%	(1.86)%	6.53%	6.19%

Net assets, end of period (000s)	$95,335	$91,473	$95,171	$95,337	$91,175

Ratios to average net assets:
Gross expenses	0.79%[5]	0.78%	0.78%	0.78%	0.76%[5]
Net expenses[6]	0.79 [5]	0.78	0.78	0.78	0.76 [5]
Net investment income	7.44 [5]	6.81	6.71	7.01	7.38 [5]

Portfolio turnover rate	48%	71%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period August 31, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

34	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$52,358,458	$1,822,448		$54,180,906
Energy	—	47,717,001	880,000		48,597,001
Materials	—	26,701,333	0	*	26,701,333
Other corporate bonds & notes	—	135,710,215	—		135,710,215
Collateralized mortgage obligations	—	1,331,895	—		1,331,895
Convertible bonds & notes	—	589,894	—		589,894
Senior loans:
Consumer discretionary	—	1,160,966	1,199,955		2,360,921
Energy	—	771,252	179,100		950,352
Health care	—	737,476	972,500		1,709,976
Utilities	—	—	1,154,283		1,154,283
Sovereign bonds	—	25,772,621	—		25,772,621
U.S. government & agency obligations	—	16,836,165	—		16,836,165
Common stocks:
Consumer discretionary	—	—	1,075,100		1,075,100
Energy	$34,739	1,405,378	2,885,077		4,325,194
Financials	2,512,169	—	—		2,512,169
Health care	—	—	206,572		206,572
Industrials	—	—	605,190		605,190
Materials	—	—	0	*	0	*
Telecommunication services	8	53,954	—		53,962
Convertible preferred stocks	758,594	—	—		758,594
Preferred stocks	1,482,731	—	—		1,482,731
Purchased options	—	45,155	—		45,155
Warrants	—	—	80,000		80,000
Total long-term investments	$4,788,241	$311,191,763	$11,060,225		$327,040,229
Short-term investments†	$1,049,339	—	—		$1,049,339
Total investments	$5,837,580	$311,191,763	$11,060,225		$328,089,568
Other financial instruments:
Forward foreign currency contracts	—	$1,641,948	—		$1,641,948
Total	$5,837,580	$312,833,711	$11,060,225		$329,731,516

36	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$46,789	—	$46,789

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Consumer Discretionary	Energy	Materials
Balance as of December 31, 2015	$1,729,574	—	$0	*
Accrued premiums/discounts	17,630	$1,768	—
Realized gain (loss)[1]	3,390	—	—
Change in unrealized appreciation (depreciation)[2]	118,554	(1,768)	—
Purchases	95,057	880,000	—
Sales	(141,757)	—	—
Transfers into Level 3[3]	—	—	—
Transfers out of Level 3[4]	—	—	—
Balance as of June 30, 2016	$1,822,448	$880,000	$0	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	$118,554	$(1,768)	—

	Senior Loans
Investments in Securities (cont’d)	Consumer Discretionary	Consumer Staples	Energy	Health Care	Utilities
Balance as of December 31, 2015	$1,382,603	$571,300	$1,293,575	$759,782	$818,813
Accrued premiums/discounts	5,361	1,023	10,316	601	1,699
Realized gain (loss)[1]	286	3,630	(101,067)	47	126
Change in unrealized appreciation (depreciation)[2]	(184,695)	4,047	446,337	(18,804)	65,322
Purchases	—	—	674,088	—	274,050
Sales	(3,600)	(580,000)	(1,372,897)	(4,150)	(5,727)
Transfers into Level 3[3]	—	—	—	972,500	—
Transfers out of Level 3[4]	—	—	(771,252)	(737,476)	—
Balance as of June 30, 2016	$1,199,955	—	$179,100	$972,500	$1,154,283
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	$(184,695)	—	$4,256	—	$65,322

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

	Common Stocks						Warrants
Investments in Securities (cont’d)	Consumer Discretionary	Energy	Health Care	Industrials	Materials			Total
Balance as of December 31, 2015	$185,521	$1,387,603	$1,427,600	$521,283	$31,014		—	$10,108,668
Accrued premiums/discounts	—	—	—	—	—		—	38,398
Realized gain (loss)[1]	—	—	465,102	—	—		—	371,514
Change in unrealized appreciation (depreciation)[2]	889,579	1,497,474	52,565	83,907	(31,014)		—	2,921,504
Purchases	—	—	142,927		—		$80,000	2,146,122
Sales	—	—	(1,881,622)	—	—		—	(3,989,753)
Transfers into Level 3[3]	—	—	—	—	—		—	972,500
Transfers out of Level 3[4]	—	—	—	—	—		—	(1,508,728)
Balance as of June 30, 2016	$1,075,100	$2,885,077	$206,572	$605,190	$0	*	$80,000	$11,060,225
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	$889,579	$1,497,474	$63,645	$83,907	$(31,014)		—	$2,505,260

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

38	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface

40	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2016, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

42	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $46,789. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and

44	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. Western Asset Limited and Western Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $2,630.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There was a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applied if redemption occurred within 12 months from purchase payment. This CDSC declined by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC was incurred. Class C and Class C1 shares (formerly Class C shares) have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2016, LMIS and its affiliates retained sales charges of $13,473 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B1	Class C	Class C1
CDSCs	$238	$21	$443	$1

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$140,917,475	$10,839,437
Sales	145,504,436	18,635,839

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,522,841
Gross unrealized depreciation	(33,294,582)
Net unrealized depreciation	$(19,771,741)

46	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,360,000	USD	10,395,824	Bank of America N.A.	7/14/16	$(5,353)
USD	11,261,403	EUR	9,872,102	Bank of America N.A.	7/14/16	302,451
USD	443,490	GBP	306,233	BNP Paribas	8/12/16	35,682
EUR	149,381	USD	171,273	Citibank N.A.	8/12/16	(5,270)
USD	824,638	AUD	1,104,613	Citibank N.A.	8/12/16	1,962
USD	4,249,012	GBP	2,928,632	Citibank N.A.	8/12/16	348,974
USD	4,037,209	EUR	3,502,755	Goldman Sachs & Co.	8/12/16	144,695
EUR	530,000	USD	603,118	UBS AG	8/12/16	(14,144)
EUR	100,000	USD	113,543	UBS AG	8/12/16	(2,415)
EUR	1,600,000	USD	1,794,640	UBS AG	8/12/16	(16,605)
EUR	710,000	USD	792,005	UBS AG	8/12/16	(3,002)
EUR	750,000	USD	832,178	UBS AG	8/12/16	1,276
USD	5,708,577	EUR	4,976,746	UBS AG	8/12/16	178,058
USD	6,581,782	GBP	4,538,878	UBS AG	8/12/16	537,391
USD	1,116,862	GBP	770,000	UBS AG	8/12/16	91,459
Total						$1,595,159

Abbreviations used in this table:
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Purchased options[2]	$45,155
Forward foreign currency contracts	1,641,948
Total	$1,687,103

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$46,789

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$624,981	$94,948	—	$719,929
Swap contracts	—	—	$(360,703)	(360,703)
Forward foreign currency contracts[1]	—	129,518	—	129,518
Total	$624,981	$224,466	$(360,703)	$488,744

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(166,940)	—	$(166,940)
Futures contracts	$(138,395)	(9,268)	—	(147,663)
Swap contracts	—	—	$(31,741)	(31,741)
Forward foreign currency contracts[2]	—	357,516	—	357,516
Total	$(138,395)	$181,308	$(31,741)	$11,172

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$73,322
Futures contracts (to buy)†	11,441,517
Futures contracts (to sell)†	3,291,549
Forward foreign currency contracts (to buy)	6,491,078
Forward foreign currency contracts (to sell)	42,774,546

Average Notional Balance
Credit default swap contracts (to buy protection)†	$534,286
Credit default swap contracts (to sell protection)†	1,176,429

†	At June 30, 2016, there were no open positions held in this derivative.

48	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$45,155	—	$45,155
Forward foreign currency contracts	1,641,948	—	1,641,948
Total	$1,687,103	—	$1,687,103

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$46,789	—	$46,789

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25%, 0.75%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$187,350	$96,473
Class B1	7,030	3,793
Class C	30,959	2,295
Class C1	157,886	22,399
Class I	—	22,080
Class IS	—	49
Total	$383,225	$147,089

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

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Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class B1	—
Class C	—
Class C1	—
Class I	$2,630
Class IS	—
Total	$2,630

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class A	$5,237,393	$11,751,366
Class B1	59,308	249,835
Class C	195,029	555,437
Class C1	1,372,133	3,320,765
Class I	1,244,895	3,321,189
Class IS	3,290,903	6,698,996
Total	$11,399,661	$25,897,588

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,005,762	$17,632,587	5,277,927	$34,207,374
Shares issued on reinvestment	828,286	4,879,582	1,725,110	11,094,378
Shares repurchased	(4,094,678)	(24,037,829)	(9,777,422)	(63,221,279)
Net decrease	(260,630)	$(1,525,660)	(2,774,385)	$(17,919,527)

50	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class B1
Shares sold	6,557	$41,623	3,397	$22,108
Shares issued on reinvestment	6,778	39,066	34,582	224,338
Shares repurchased	(519,601)	(3,130,543)	(299,498)	(1,944,394)
Net decrease	(506,266)	$(3,049,854)	(261,519)	$(1,697,948)

Class C
Shares sold	52,751	$313,986	273,270	$1,798,509
Shares issued on reinvestment	31,132	183,536	81,609	526,960
Shares repurchased	(161,004)	(929,907)	(766,470)	(4,924,465)
Net decrease	(77,121)	$(432,385)	(411,591)	$(2,598,996)

Class C1
Shares sold	9,346	$71,094	75,912	$500,603
Shares issued on reinvestment	209,572	1,247,384	466,407	3,032,520
Shares repurchased	(798,930)	(4,693,178)	(1,840,596)	(11,889,305)
Net decrease	(580,012)	$(3,374,700)	(1,298,277)	$(8,356,182)

Class I
Shares sold	1,113,754	$6,546,558	3,487,696	$22,474,207
Shares issued on reinvestment	196,080	1,153,248	487,926	3,139,012
Shares repurchased	(1,816,146)	(10,446,995)	(5,448,611)	(34,702,249)
Net decrease	(506,312)	$(2,747,189)	(1,472,989)	$(9,089,030)

Class IS
Shares sold	1,181,547	$6,824,869	2,344,813	$15,250,953
Shares issued on reinvestment	558,916	3,290,899	1,045,008	6,698,996
Shares repurchased	(1,770,412)	(10,181,108)	(2,039,911)	(13,169,864)
Net increase (decrease)	(29,949)	$(65,340)	1,349,910	$8,780,085

[1]

On April 29, 2016, the Fund converted 470,646 Class B shares into 475,915 Class A shares valued at $2,860,252. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is

Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2016, the Fund incurred a commitment fee in the amount of $1,918. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2016.

9. Capital loss carryforward

As of December 31, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2016	$(22,315,063)
12/31/2017	(104,311,063)
12/31/2018	(6,849,174)
$(133,475,300)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $21,301,836, which have no expiration date, must be used first to offset any such gains.

52	Western Asset Global High Yield Bond Fund 2016 Semi-Annual Report

Western Asset

Global High Yield Bond Fund

Trustees

Elliott J. Berv

Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/16 SR16-2844

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016